DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares					Fair Value
	COMMON STOCKS — 3.2%
	BANKING - 3.2%
100,000	Popular, Inc. (Cost $7,580,462)				$ 9,237,000

	EXCHANGE-TRADED FUNDS — 49.4%
	EQUITY - 49.4%
139,300	iShares MSCI EAFE ETF				11,384,989
160,000	iShares MSCI Emerging Markets ETF				6,992,000
48,000	iShares MSCI India ETF				2,471,040
194,800	iShares Russell 2000 ETF				38,860,652
111,800	SPDR S&P 500 ETF Trust				62,539,802
201,000	Vanguard FTSE Emerging Markets ETF				9,097,260
156,000	Vanguard FTSE Europe ETF				10,952,760
	TOTAL EXCHANGE-TRADED FUNDS (Cost $112,622,798)				142,298,503

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%(a)
751,943	Federal National Mortgage Association Series 67 Class GS Floating (b),(c) (Cost $47,410)	SOFR30A + 5.886%	1.5460	07/25/38	70,581

	U.S. GOVERNMENT & AGENCIES — 37.7%
	FEDERAL HOME LOAN MORTGAGE CORP. — 1.4%(d)
35,560	Federal Home Loan Mortgage Corporation Series D97349		6.0000	09/01/25	36,132
2,725	Federal Home Loan Mortgage Corporation Series D75702		7.5000	01/01/26	2,725
11,877	Federal Home Loan Mortgage Corporation Series D79168		8.0000	02/01/27	11,902
301,057	Federal Home Loan Mortgage Corporation Series J20654		3.0000	08/01/27	295,662
34,528	Federal Home Loan Mortgage Corporation Series C10178		6.5000	05/01/28	35,629
134,156	Federal Home Loan Mortgage Corporation Series P51380		5.5000	03/01/36	134,757
141,996	Federal Home Loan Mortgage Corporation Series C02554		6.0000	06/01/36	147,715
3,649,620	Federal Home Loan Mortgage Corporation Series SB0645		2.0000	12/01/36	3,301,521
					3,966,043

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 37.7% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 8.4%(d)
18,663	Federal National Mortgage Association Series 426651	6.5000	03/01/26	$ 19,237
48,192	Federal National Mortgage Association Series AE1268	3.5000	10/01/26	47,705
6,870	Federal National Mortgage Association Series 367023	7.5000	11/01/26	6,877
101,183	Federal National Mortgage Association Series AE1285	3.5000	12/01/26	100,042
13,525	Federal National Mortgage Association Series 367025	8.0000	12/01/26	13,541
261,192	Federal National Mortgage Association Series AJ1905	3.0000	02/01/27	256,579
24,112	Federal National Mortgage Association Series 426649	7.0000	02/01/27	25,173
104,605	Federal National Mortgage Association Series AI9096	3.5000	03/01/27	103,086
4,970	Federal National Mortgage Association Series 374925	7.5000	03/01/27	4,979
183,103	Federal National Mortgage Association Series AL3274	3.0000	05/01/27	180,470
152,546	Federal National Mortgage Association Series AJ1913	3.0000	06/01/27	149,812
2,986	Federal National Mortgage Association Series 426647	7.5000	06/01/27	2,991
603,592	Federal National Mortgage Association Series AP1217	2.5000	07/01/27	591,129
281,616	Federal National Mortgage Association Series AI9133	3.5000	11/01/27	277,621
512,043	Federal National Mortgage Association Series AR5151	2.5000	04/01/28	499,526
59,332	Federal National Mortgage Association Series AU2244	3.0000	09/01/28	57,927
528,185	Federal National Mortgage Association Series AR5202	3.0000	11/01/28	516,116
348,826	Federal National Mortgage Association Series AR5223	3.0000	02/01/29	341,058
287,136	Federal National Mortgage Association Series AS2465	3.0000	04/01/29	278,780
485,570	Federal National Mortgage Association Series AS2542	3.0000	04/01/29	472,064
45,585	Federal National Mortgage Association Series 488061	7.0000	04/01/29	47,602
387,493	Federal National Mortgage Association Series AV6988	3.0000	05/01/29	378,562
838,721	Federal National Mortgage Association Series AV6993	3.0000	06/01/29	818,769
863,639	Federal National Mortgage Association Series AV6999	3.0000	06/01/29	842,886
892,607	Federal National Mortgage Association Series AV1451	3.0000	06/01/29	871,037
551,976	Federal National Mortgage Association Series AV1452	3.0000	07/01/29	535,909
66,314	Federal National Mortgage Association Series 504137	7.5000	07/01/29	66,851
29,347	Federal National Mortgage Association Series 504148	7.5000	08/01/29	29,260
449,945	Federal National Mortgage Association Series AV7011	3.0000	09/01/29	437,208
26,591	Federal National Mortgage Association Series 523120	7.0000	01/01/30	27,762
530,206	Federal National Mortgage Association Series AV7045	3.0000	02/01/30	516,042
9,858	Federal National Mortgage Association Series 523123	7.5000	02/01/30	9,874
500,305	Federal National Mortgage Association Series AX5513	3.0000	04/01/31	484,571
123,837	Federal National Mortgage Association Series 573448	6.5000	04/01/31	129,002

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 37.7% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 8.4%(d) (Continued)
580,682	Federal National Mortgage Association Series AX5544	3.0000	08/01/31	$ 561,487
614,596	Federal National Mortgage Association Series AX5551	2.5000	10/01/31	584,174
354,291	Federal National Mortgage Association Series AX5567	3.0000	12/01/31	344,083
570,463	Federal National Mortgage Association Series BD9019	3.0000	01/01/32	551,420
589,118	Federal National Mortgage Association Series 695394	5.0000	06/01/33	589,285
170,015	Federal National Mortgage Association Series 850040	6.5000	06/01/36	179,612
1,292,947	Federal National Mortgage Association Series CB2736	2.5000	01/01/37	1,196,626
83,227	Federal National Mortgage Association Series 931180	5.5000	04/01/39	84,739
429,668	Federal National Mortgage Association Series 953131	4.5000	09/01/39	423,878
2,190,522	Federal National Mortgage Association Series AI9098	4.0000	03/01/42	2,103,387
1,396,981	Federal National Mortgage Association Series AS3545	4.0000	09/01/44	1,323,222
1,248,388	Federal National Mortgage Association Series AV7027	4.0000	11/01/44	1,184,025
532,014	Federal National Mortgage Association Series AX5471	3.0000	07/01/45	471,600
698,656	Federal National Mortgage Association Series AV7076	3.0000	07/01/45	620,232
4,093,015	Federal National Mortgage Association Series AS8523	3.0000	11/01/46	3,609,634
1,386,531	Federal National Mortgage Association Series AX5564	3.0000	12/01/46	1,224,399
				24,191,851
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 27.2%
280	Government National Mortgage Association Series 425509	8.0000	09/15/25	280
18,482	Government National Mortgage Association Series 705899	3.5000	01/15/26	18,393
1,903	Government National Mortgage Association Series 385183	7.5000	01/15/26	1,901
9,380	Government National Mortgage Association Series 5127	4.0000	07/20/26	9,322
110,002	Government National Mortgage Association Series 711631	3.5000	02/15/27	108,863
28,538	Government National Mortgage Association Series 5310	3.5000	02/20/27	28,226
132,440	Government National Mortgage Association Series 705941	3.0000	04/15/27	130,687
93,340	Government National Mortgage Association Series 711651	3.5000	05/15/27	92,350
341,723	Government National Mortgage Association Series 740018	3.5000	07/15/27	337,702
187,757	Government National Mortgage Association Series 705951	2.5000	08/15/27	183,961
377,671	Government National Mortgage Association Series 744440	3.5000	10/15/27	372,885
155,007	Government National Mortgage Association Series 705956	2.5000	11/15/27	151,570
15,480	Government National Mortgage Association Series 711707	2.5000	01/15/28	15,166
123,567	Government National Mortgage Association Series 767026	2.5000	02/15/28	120,827

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 37.7% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 27.2% (Continued)
186,461	Government National Mortgage Association Series 721979	2.5000	03/15/28	$ 181,910
233,526	Government National Mortgage Association Series 722012	3.0000	09/15/28	228,892
171,640	Government National Mortgage Association Series 722016	2.5000	12/15/28	166,280
193,865	Government National Mortgage Association Series 722033	3.0000	06/15/29	189,691
26,910	Government National Mortgage Association Series 626932	3.0000	04/15/30	25,949
73,290	Government National Mortgage Association Series 548539	6.0000	10/15/31	75,342
280,861	Government National Mortgage Association Series 635142	3.0000	11/20/31	269,467
45,539	Government National Mortgage Association Series 636427	6.0000	11/15/34	46,842
57,131	Government National Mortgage Association Series 643754	6.0000	10/15/35	58,774
152,479	Government National Mortgage Association Series 592885	6.0000	05/15/36	158,497
1,565,605	Government National Mortgage Association Series 655703	6.0000	08/15/37	1,666,882
1,023,870	Government National Mortgage Association Series 722002	3.5000	03/15/38	959,500
553,545	Government National Mortgage Association Series 767055	3.0000	05/15/38	502,056
411,928	Government National Mortgage Association Series 767066	3.0000	06/15/38	373,625
1,896,547	Government National Mortgage Association Series 721997	3.5000	01/15/39	1,779,861
640,608	Government National Mortgage Association Series 678638	4.5000	08/15/39	643,106
396,928	Government National Mortgage Association Series 678639	5.0000	08/15/39	403,229
115,170	Government National Mortgage Association Series 719894	4.5000	09/15/39	115,619
1,431,393	Government National Mortgage Association Series 678641	4.5000	09/15/39	1,436,905
918,131	Government National Mortgage Association Series 678642	5.0000	09/15/39	932,705
495,770	Government National Mortgage Association Series 678645	4.5000	10/15/39	497,710
407,487	Government National Mortgage Association Series 678646	5.0000	10/15/39	413,956
388,352	Government National Mortgage Association Series 678643	5.5000	11/15/39	404,795
248,722	Government National Mortgage Association Series 678660	5.0000	03/15/40	252,671
294,722	Government National Mortgage Association Series 722009	3.5000	07/15/40	277,057
1,514,179	Government National Mortgage Association Series 705892	4.0000	11/15/40	1,467,682
340,192	Government National Mortgage Association Series 705894	4.5000	11/15/40	341,520
375,281	Government National Mortgage Association Series 705937	4.0000	01/15/42	363,761
1,684,681	Government National Mortgage Association Series 705936	3.5000	02/15/42	1,578,639
38,979	Government National Mortgage Association Series 5302	3.5000	02/20/42	35,406
1,778,950	Government National Mortgage Association Series 711653	3.5000	05/20/42	1,661,939
1,646,724	Government National Mortgage Association Series 721969	3.0000	11/15/42	1,493,665
1,609,692	Government National Mortgage Association Series 711731	3.0000	03/15/43	1,459,755
1,497,686	Government National Mortgage Association Series 722001	3.5000	06/15/43	1,403,316

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 37.7% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 27.2% (Continued)
779,815	Government National Mortgage Association Series 722008	3.0000	08/15/43	$ 702,513
1,054,868	Government National Mortgage Association Series 722010	3.5000	08/15/43	988,456
601,330	Government National Mortgage Association Series 722011	4.0000	08/15/43	582,853
1,899,102	Government National Mortgage Association Series 722013	3.5000	09/15/43	1,779,426
594,600	Government National Mortgage Association Series 722020	3.0000	12/15/43	531,252
1,661,439	Government National Mortgage Association Series 722021	3.5000	12/15/43	1,556,747
3,037,208	Government National Mortgage Association Series 609103	3.5000	01/15/44	2,845,957
1,810,499	Government National Mortgage Association Series 609163	3.5000	07/15/44	1,696,494
2,316,528	Government National Mortgage Association Series 609200	3.5000	10/15/44	2,170,532
1,515,997	Government National Mortgage Association Series 609214	3.0000	11/20/44	1,346,121
2,348,618	Government National Mortgage Association Series 626921	3.0000	03/15/45	2,095,074
7,639,847	Government National Mortgage Association Series 626934	3.0000	04/20/45	6,781,579
4,408,018	Government National Mortgage Association Series 626941	3.0000	05/15/45	3,932,620
2,626,486	Government National Mortgage Association Series 635068	3.0000	04/15/46	2,343,310
2,119,453	Government National Mortgage Association Series AE3319	3.0000	07/15/46	1,890,974
1,204,894	Government National Mortgage Association Series AW2756	3.0000	09/15/46	1,074,996
1,525,912	Government National Mortgage Association Series 635133	3.0000	10/20/46	1,354,474
2,069,630	Government National Mortgage Association Series AW3558	3.0000	11/15/46	1,845,992
933,566	Government National Mortgage Association Series 635153	3.0000	12/20/46	828,895
1,904,111	Government National Mortgage Association Series 690615	3.0000	06/15/47	1,693,599
1,815,190	Government National Mortgage Association Series 690625	3.0000	07/20/47	1,611,218
525,452	Government National Mortgage Association Series BC3027	3.0000	03/15/48	468,822
1,965,622	Government National Mortgage Association Series AD6371	3.0000	03/15/48	1,748,874
3,067,390	Government National Mortgage Association Series BE1665	4.0000	05/20/48	2,964,031
2,514,759	Government National Mortgage Association Series	4.0000	09/15/48	2,437,196
946,454	Government National Mortgage Association Series BJ1540	3.5000	09/20/48	884,288
668,614	Government National Mortgage Association Series BJ1536	3.5000	09/20/48	624,709
2,653,988	Government National Mortgage Association Series BJ9877	4.0000	11/15/48	2,572,338
1,850,904	Government National Mortgage Association Series BJ9885	4.0000	12/15/48	1,793,819
971,027	Government National Mortgage Association Series BJ9893	3.5000	12/20/48	907,211
907,057	Government National Mortgage Association Series BJ9892	3.5000	01/15/49	849,840
				78,343,347

DGI BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 37.7% (Continued)
	U.S. TREASURY NOTES — 0.7%
1,000,000	United States Treasury Note Series	4.3750	05/15/34	$ 1,010,977
1,000,000	United States Treasury Note Series	4.2500	11/15/34	1,000,547
				2,011,524

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $117,332,972)			108,512,765

Shares
	SHORT-TERM INVESTMENTS — 9.2%
	MONEY MARKET FUNDS - 9.2%
26,408,889	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.29% (Cost $26,408,889)(e)			26,408,889

	TOTAL INVESTMENTS - 99.5% (Cost $263,992,531)			$ 286,527,738
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%			1,579,067
	NET ASSETS - 100.0%			$ 288,106,805

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate

(a)	Percentage rounds to less than 0.1%.
(b)	Interest only securities.
(c)	Variable rate security; the rate shown represents the rate on March 31, 2025.
(d)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
(e)	Rate disclosed is the seven day effective yield as of March 31, 2025.